Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Intangible Assets Net Excluding Goodwill [Abstract]
Intangible Assets, Net

8.  Intangible Assets, Net

The following table summarizes the Group’s intangible assets, net (in thousands):

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Computer software	23,233	20,653	2,967
License and licensed games	7,899	132	19
User base	5,100	5,100	733
Licensed copyrights of reading content	49,200	89,084	12,796
Audio content	—	9,639	1,385
Trademark and domain names	38,354	38,354	5,509
Total	123,786	162,962	23,409
Less: accumulated amortization	(24,035)	(58,082)	(8,344)
accumulated impairment	(2,303)	(5,600)	(804)
Net book value	97,448	99,280	14,261

Amortization expenses for the years ended December 31, 2017, 2018 and 2019 were RMB3.4 million, RMB3.1 million and RMB41.8 million (US$6.0 million), respectively. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the following five years are as follows: 2020: RMB30.1 million, 2021: RMB21.8 million, 2022 RMB17.3 million, 2023: RMB12.7 million and 2024: RMB7.7 million.